PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.


                           STRONG CORPORATE BOND FUND
                          STRONG CORPORATE INCOME FUND
                   STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HERITAGE MONEY FUND
                           STRONG HIGH-YIELD BOND FUND
                      STRONG HIGH YIELD MUNICIPAL BOND FUND
                          STRONG INTERMEDIATE BOND FUND
                         STRONG MINNESOTA TAX-FREE FUND
                            STRONG MONEY MARKET FUND
                              STRONG MUNICIPAL BOND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                          STRONG SHORT-TERM INCOME FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                           STRONG TAX-FREE MONEY FUND
                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                         STRONG WISCONSIN TAX-FREE FUND

    Supplement to the statement of additional information dated March 1, 2004

ALL FUNDS

Effective   immediately,   Christopher   O.   Petersen   is  deleted   from  the
Directors/Trustees and Officers table beginning on page 47.

Effective immediately, the Directors/Trustees and Officers table should reflect that Phillip O. Petersen holds the Independent President position with the Funds.

GOVERNMENT SECURITIES FUND
MINNESOTA TAX-FREE FUND
SHORT-TERM MUNICIPAL BOND FUND
WISCONSIN TAX-FREE FUND
Effective immediately, "Appendix C - Share Classes" beginning on page 123 is deleted and replaced with the following.

                           APPENDIX C - SHARE CLASSES

THE GOVERNMENT SECURITIES FUND, MINNESOTA TAX-FREE FUND, SHORT-TERM MUNICIPAL BOND FUND, AND WISCONSIN TAX-FREE FUND OFFER CLASS C SHARES.

FRONT-END SALES LOAD

There is no front-end sales charge (load) for Class C shares.

DEALER COMPENSATION

Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

In addition to the payments above, the Distributor and/or its affiliates may provide financial support to securities dealers that sell shares of the Fund. This support is based primarily on the amount of sales of Fund shares and/or total assets with the Fund. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts relating to the Fund; a securities dealer's support of, and participation in, the Distributor's marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Fund. Financial support to securities dealers may be made by payments from the Distributor's resources, from the Distributor's retention of underwriting concessions, and from payments to the Distributor under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you invest in Class C shares, a CDSC may apply on any shares you sell within 1 year of purchase. The CDSC is 1% based on your original purchase price. For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made. The Fund will use the "first-in, first-out" method when taking the CDSC.

REINSTATEMENT PRIVILEGE
If you sell your Class C shares of a Strong Fund, you may, upon written request, exercise a one-time right to reinvest some or all of the proceeds into an identically registered account in the same class and Strong Fund within 90 days. If you paid a CDSC when you redeemed your Class C shares, we may credit your account with the amount of the CDSC paid, but a new CDSC holding period may apply to the reinvested shares. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same Fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

CDSC WAIVERS

The CDSC for Class C shares generally will be waived for:

1.       Account and transaction fees.

2. Redemptions by the Fund when an account falls below the minimum required account size.

3. Redemptions following the death or disability of the shareholder or beneficial owner, provided that the shares are sold within one year following the death or the initial determination of disability. A certified copy of a death certificate or a doctor's certificate that specifically references the definitions of "disability" as defined in Internal Revenue Code Section 72(m)(7) must accompany the request. This waiver applies to individual shareholders, as well as shares held in joint tenancy.

4. Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan. Systematic withdrawals of 12% annually require that the minimum distribution for such plan is no less than $250 per month.

5. Redemptions by an employee benefit plan or trust account whose third party administrator or dealer has entered into an agreement with the Distributor or the Administrator or one of their affiliates to perform certain document or administrative services, subject to operational and minimum size requirements specified from time to time by the Distributor or the Administrator or one of their affiliates.

6. Distributions from individual retirement accounts (IRAs) due to death or disability (as defined in the IRC) or for mandatory distributions once the shareholder reaches age 70 1/2. Mandatory redemptions at age 70 1/2 must represent a minimum required pro rata distribution.

7. Returns of excess contributions (and earnings, if applicable) from retirement plan accounts.

8. Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans.

9. Redemptions of shares acquired by investments through certain dealers (including registered investment advisors and financial planners) that have established certain operational arrangements with the Administrator that include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account, or a similar program under which such clients pay a fee to such dealer.

ADDITIONAL DEALER COMMISSIONS/CONCESSIONS

From time to time, the Distributor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Distributor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any governing self-regulatory agency, such as the NASD.


The date of this statement of additional information supplement is May 10, 2004.